UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06570

Name of Fund: BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield

          New Jersey Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2016

Date of reporting period: 04/30/2016

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2016 (Unaudited)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 129.6%
Corporate — 10.3%
County of Middlesex New Jersey Improvement Authority, RB, Senior Heldrich Center Hotel, Series A, 5.00%, 1/01/20	$535	$499,610
County of Salem New Jersey Pollution Control Financing Authority, Refunding RB, Atlantic City Electric, Series A, 4.88%, 6/01/29	4,550	5,012,052
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT:
Series B, 5.63%, 11/15/30	485	555,640
Series A, 5.63%, 11/15/30	1,730	1,981,975
New Jersey EDA, Refunding RB:
New Jersey American Water Co., Inc. Project, AMT, Series A, 5.70%, 10/01/39	7,900	8,955,440
New Jersey American Water Co., Inc. Project, AMT, Series B, 5.60%, 11/01/34	2,430	2,749,715
United Water of New Jersey, Inc., Series B (AMBAC), 4.50%, 11/01/25	4,500	4,780,980

		24,535,412
County/City/Special District/School District — 22.0%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	2,280	2,362,240
5.25%, 11/01/44	6,500	6,697,730
City of Bayonne New Jersey, GO, Refunding Qualified General Improvement:
5.00%, 7/01/33	925	1,089,669
5.00%, 7/01/35	1,435	1,682,193
City of Margate New Jersey, GO, Refunding, Improvement:
5.00%, 1/15/26	1,200	1,395,096
5.00%, 1/15/27	845	980,318
City of Perth Amboy New Jersey, GO, CAB, Refunding (AGM), 5.00%, 7/01/33	755	779,575
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 7/01/45 (a)	3,765	3,841,091

Municipal Bonds	Par (000)	Value
New Jersey (continued)
County/City/Special District/School District (continued)
County of Essex New Jersey Improvement Authority, Refunding RB, Project Consolidation (NPFGC):
5.50%, 10/01/28	$2,700	$3,627,153
5.50%, 10/01/29	5,085	6,895,107
County of Gloucester New Jersey Improvement Authority, RB, County Guaranteed Loan — County Capital Program, 5.00%, 4/01/38	1,000	1,070,310
County of Hudson New Jersey, COP, Refunding (NPFGC), 6.25%, 12/01/16	1,500	1,543,425
County of Hudson New Jersey Improvement Authority, RB:
5.25%, 5/01/51 (b)	1,440	1,715,674
Harrison Parking Facility Project, Series C (AGC), 5.38%, 1/01/44	4,800	5,266,752
County of Mercer Improvement Authority, RB, Courthouse Annex Project, 5.00%, 9/01/40	1,470	1,724,854
County of Middlesex New Jersey, COP, Refunding, Civic Square IV Redevelopment, 5.00%, 10/15/31	1,400	1,769,586
County of Monmouth New Jersey Improvement Authority, Refunding RB, Government Loan (AMBAC), 5.00%, 12/01/16	5	5,016
County of Union New Jersey Improvement Authority, LRB, Guaranteed Lease, Family Court Building Project, 5.00%, 5/01/42	1,400	1,642,662
County of Union New Jersey Utilities Authority, Refunding RB, Series A:
Resources Recovery Facility, Covanta Union, Inc., AMT, 5.25%, 12/01/31	670	747,385
Solid Waste System, County Deficiency Agreement, 5.00%, 6/15/41	4,115	4,623,984
Monroe Township Board of Education Middlesex County, GO, Refunding, 5.00%, 3/01/38	1,625	1,903,151

BLACKROCK MUNIYIELD NEW JERSEY FUND, INC.	APRIL 30, 2016	1

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
County/City/Special District/School District (continued)
New Brunswick Parking Authority, Refunding RB, Series A, 5.00%, 9/01/39 (b)	$735	$872,085

		52,235,056
Education — 27.8%
New Jersey EDA, RB:
Leap Academy Charter School, Series A, 6.20%, 10/01/44	235	242,760
Leap Academy Charter School, Series A, 6.30%, 10/01/49	375	387,311
MSU Student Housing Project Provide, 5.75%, 6/01/31	1,000	1,128,460
MSU Student Housing Project Provide, 5.88%, 6/01/42	1,500	1,678,530
Team Academy Charter School Project, 6.00%, 10/01/33	2,835	3,300,705
New Jersey EDA, Refunding RB, Greater Brunswick Charter School, Inc. Project, Series A (a):
5.88%, 8/01/44	780	817,300
6.00%, 8/01/49	555	580,475
New Jersey Educational Facilities Authority, RB:
Higher Educational Capital Improvement Fund, Series A, 5.00%, 9/01/32	3,925	4,241,237
Montclair State University, Series J, 5.25%, 7/01/18 (c)	1,140	1,249,280
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM), 5.00%, 7/01/18 (c)	1,485	1,619,363
College of New Jersey, Series D (AGM), 5.00%, 7/01/35	4,630	5,006,049
Georgian Court University, Series D, 5.25%, 7/01/37	1,000	1,039,040
Kean University, Series A, 5.50%, 9/01/36	4,500	5,068,260
Montclair State University, Series A, 5.00%, 7/01/44	6,790	7,793,969
Montclair State University, Series B, 5.00%, 7/01/33 (b)	1,000	1,210,040
New Jersey Institute of Technology, Series H, 5.00%, 7/01/31	1,250	1,410,325

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (continued)
New Jersey Educational Facilities Authority, Refunding RB (continued):
Ramapo College, Series B, 5.00%, 7/01/42	$340	$381,606
Rider University, Series A, 5.00%, 7/01/32	1,000	1,103,690
Rowan University, Series B (AGC), 5.00%, 7/01/24	1,800	1,952,280
Seton Hall University, Series D, 5.00%, 7/01/38	395	452,480
University of Medicine & Dentistry, Series B, 7.13%, 6/01/19 (c)	1,300	1,543,035
University of Medicine & Dentistry, Series B, 7.50%, 6/01/19 (c)	1,625	1,947,303
New Jersey Higher Education Student Assistance Authority, Refunding RB:
Series 1, AMT, 5.75%, 12/01/29	3,675	4,135,624
Series 1A, 5.00%, 12/01/25	740	778,043
Series 1A, 5.00%, 12/01/26	465	487,897
Series 1A, 5.25%, 12/01/32	900	978,624
New Jersey Institute of Technology, RB, Series A:
5.00%, 7/01/40	1,500	1,736,325
5.00%, 7/01/42	3,040	3,505,910
5.00%, 7/01/45	2,935	3,339,443
Rutgers - The State University of New Jersey, Refunding RB, Series L, 5.00%, 5/01/43	5,870	6,779,146

		65,894,510
Health — 9.8%
County of Camden New Jersey Improvement Authority, Refunding RB, 5.00%, 2/15/34	590	670,564
New Jersey EDA, Refunding RB, Lions Gate Project:
5.00%, 1/01/34	500	520,315
5.25%, 1/01/44	315	329,852
New Jersey Health Care Facilities Financing Authority, RB:
Meridian Health System Obligated Group, Series I (AGC), 5.00%, 7/01/38	935	999,468

2	BLACKROCK MUNIYIELD NEW JERSEY FUND, INC.	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Health (continued)
New Jersey Health Care Facilities Financing Authority, RB (continued):
Robert Wood Johnson University Hospital, Series A, 5.50%, 7/01/43	$1,420	$1,675,600
Virtua Health, Series A (AGC), 5.50%, 7/01/38	2,500	2,807,775
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 6.00%, 7/01/41	2,435	2,927,187
Princeton Healthcare System, 5.00%, 7/01/34	860	1,020,579
Princeton Healthcare System, 5.00%, 7/01/39	1,445	1,692,543
Robert Wood Johnson University Hospital, 5.00%, 7/01/31	1,000	1,112,250
South Jersey Hospital, 5.00%, 7/01/36	385	387,075
St. Barnabas Health Care System, Series A, 5.00%, 7/01/29	4,140	4,256,293
St. Barnabas Health Care System, Series A, 5.63%, 7/01/32	1,090	1,283,791
St. Barnabas Health Care System, Series A, 5.63%, 7/01/37	3,030	3,521,739

		23,205,031
Housing — 2.9%
New Jersey Housing & Mortgage Finance Agency, RB:
M/F Housing, Series A, 4.75%, 11/01/29	2,305	2,452,221
S/F Housing, Series AA, 6.50%, 10/01/38	130	134,438
S/F Housing, Series CC, 5.00%, 10/01/34	1,575	1,654,805
S/F Housing, Series U, AMT, 4.95%, 10/01/32	260	264,238
S/F Housing, Series U, AMT, 5.00%, 10/01/37	265	267,907

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Housing (continued)
Newark Housing Authority, RB, South Ward Police Facility (AGC), 6.75%, 12/01/38	$1,750	$2,053,205

		6,826,814
State — 15.1%
Garden State Preservation Trust, RB, CAB, Series B (AGM) (d):
0.00%, 11/01/23	1,460	1,240,868
0.00%, 11/01/28	4,540	3,230,346
New Jersey EDA, RB:
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/25	2,000	2,358,460
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	9,090	9,183,809
School Facilities Construction (AGC), 5.50%, 12/15/18 (c)	2,345	2,631,231
School Facilities Construction (AGC), 5.50%, 12/15/34	1,320	1,448,436
School Facilities Construction, Series CC-2, 5.00%, 12/15/31	1,125	1,186,189
New Jersey EDA, Refunding RB:
5.25%, 6/15/19 (c)	265	300,311
5.25%, 12/15/33	735	787,178
Cigarette Tax, 5.00%, 6/15/26	440	477,594
Cigarette Tax, 5.00%, 6/15/28	720	775,930
Cigarette Tax, 5.00%, 6/15/29	1,760	1,889,518
School Facilities Construction, Series AA, 5.50%, 12/15/29	3,000	3,301,410
School Facilities Construction, Series GG, 5.25%, 9/01/27	3,000	3,244,170
New Jersey Health Care Facilities Financing Authority, RB, Hospital Asset Transformation Program, Series A, 5.25%, 10/01/38	2,300	2,461,736

BLACKROCK MUNIYIELD NEW JERSEY FUND, INC.	APRIL 30, 2016	3

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
State (continued)
State of New Jersey, COP, Equipment Lease Purchase, Series A, 5.25%, 6/15/28	$1,100	$1,200,144

		35,717,330
Transportation — 40.1%
Delaware River Port Authority of Pennsylvania & New Jersey, RB:
5.00%, 1/01/40	2,620	3,050,754
Series D, 5.00%, 1/01/40	1,535	1,726,230
New Jersey EDA, RB, Private Activity Bond, The Goethals Bridge Replacement Project, AMT:
5.38%, 1/01/43	9,420	10,605,695
(AGM), 5.00%, 1/01/31	1,000	1,126,920
New Jersey State Turnpike Authority, RB:
Growth & Income Securities, Series B (AMBAC), 5.15%, 1/01/17 (c)	2,500	2,576,700
Series A, 5.00%, 1/01/38	10,750	12,444,415
Series A, 5.00%, 1/01/43	610	702,732
Series E, 5.25%, 1/01/40	2,525	2,769,976
New Jersey State Turnpike Authority, Refunding RB, Series A, 5.00%, 1/01/35	1,000	1,151,400
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series C (AMBAC), 0.00%, 12/15/35 (d)	4,140	1,792,703
Transportation Program, Series AA, 5.00%, 6/15/38	5,935	6,313,416
Transportation Program, Series AA, 5.25%, 6/15/41	2,960	3,226,282
Transportation System, 6.00%, 12/15/38	1,950	2,153,931
Transportation System, Series A, 6.00%, 6/15/35	6,030	6,905,194
Transportation System, Series A, 5.88%, 12/15/38	3,650	4,020,073
Transportation System, Series A, 5.50%, 6/15/41	5,500	6,006,605
Transportation System, Series A (AGC), 5.63%, 12/15/28	1,250	1,403,438
Transportation System, Series A (AGC), 5.50%, 12/15/38	1,000	1,089,750

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Transportation (continued)
New Jersey Transportation Trust Fund Authority, RB (continued):
Transportation System, Series AA, 5.50%, 6/15/39	$5,520	$6,108,156
Port Authority of New York & New Jersey, ARB:
Consolidated, 93rd Series, 6.13%, 6/01/94	5,000	6,361,850
JFK International Air Terminal, Series 8, 6.00%, 12/01/42	2,700	3,168,909
Port Authority of New York & New Jersey, Refunding ARB, Consolidated:
152nd Series, AMT, 5.75%, 11/01/30	3,300	3,602,643
152nd Series, AMT, 5.25%, 11/01/35	240	258,312
166th Series, 5.25%, 7/15/36	4,000	4,671,320
172nd Series, AMT, 5.00%, 10/01/34	1,500	1,700,790

		94,938,194
Utilities — 1.6%
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC), 0.00%, 9/01/31 (d)	6,000	3,760,080
Total Municipal Bonds in New Jersey		307,112,427

New York — 0.1%
Transportation — 0.1%
Port Authority of New York & New Jersey, ARB, Consolidated, 169th Series, 5.00%, 10/15/41	250	276,735
Total Municipal Bonds — 129.7%		307,389,162

Municipal Bonds Transferred to Tender Option Bond Trusts (f)
New Jersey — 29.4%
County/City/Special District/School District — 6.0%
County of Union New Jersey Utilities Authority, Refunding LRB, Resource Recovery Facility, Covanta Union, Inc., Series A, AMT, 5.25%, 12/01/31	12,820	14,300,710

4	BLACKROCK MUNIYIELD NEW JERSEY FUND, INC.	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
New Jersey (continued)
Education — 0.9%
Rutgers - The State University of New Jersey, RB, Series F, 5.00%, 5/01/19 (c)	$2,011	$2,256,707
State — 7.1%
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM), 5.75%, 11/01/28	5,460	7,003,105
New Jersey EDA, RB, School Facilities Construction (AGC):
6.00%, 12/15/18 (c)	1,185	1,344,325
6.00%, 12/15/34	2,415	2,741,369
New Jersey EDA, Refunding RB, School Facilities Construction, 5.00%, 3/01/29 (e)	5,230	5,634,753

		16,723,552
Transportation — 15.4%
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 1/01/38 (e)	8,820	10,210,208
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AMBAC), 5.00%, 12/15/32	4,100	4,297,497
Series B, 5.25%, 6/15/36 (e)	5,001	5,384,191
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/41	11,257	12,460,508

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
New Jersey (continued)
Transportation (continued)
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT, 5.25%, 11/01/35	$3,764	$4,050,858

		36,403,262
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 29.4%		69,684,231
Total Long-Term Investments (Cost — $344,883,399) — 159.1%		377,073,393

Short-Term Securities	Shares
BIF New Jersey Municipal Money Fund, 0.00% (g)(h)	985,707	985,707
Total Short-Term Securities (Cost — $985,707) — 0.4%		985,707
Total Investments (Cost — $345,869,106*) — 159.5%		378,059,100
Other Assets Less Liabilities — 0.3%		711,621
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (16.7)%		(39,591,220)
VRDP Shares, at Liquidation Value — (43.1)%		(102,200,000)

Net Assets Applicable to Common Shares — 100.0%		$236,979,501

*	As of April 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$306,976,405

Gross unrealized appreciation	$32,721,435
Gross unrealized depreciation	(1,201,042)

Net unrealized appreciation	$31,520,393

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	When-issued security.

(c)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Zero-coupon bond.

(e)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between June 15, 2019 to September 1, 2020, is $14,350,925.

(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

BLACKROCK MUNIYIELD NEW JERSEY FUND, INC.	APRIL 30, 2016	5

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

(g)	During the period ended April 30, 2016, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2015	Net Activity	Shares Held at April 30, 2016	Income
BIF New Jersey Municipal Money Fund	3,887,295	(2,901,588)	985,707	$250

(h)	Current yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(5)	5-Year U.S. Treasury Note	June 2016	$604,570	$2,103
(63)	10-Year U.S. Treasury Note	June 2016	$8,193,938	39,230
(23)	Long U.S. Treasury Bond	June 2016	$3,756,188	52,507
(3)	Ultra U.S. Treasury Bond	June 2016	$514,031	8,159
Total				$101,999

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

6	BLACKROCK MUNIYIELD NEW JERSEY FUND, INC.	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$377,073,393	—	$377,073,393
Short-Term Securities	$985,707	—	—	985,707

Total	$985,707	$377,073,393	—	$378,059,100

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$101,999	—	—	$101,999

[1]    See above Schedule of Investments for values in each sector.

[2]    Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK MUNIYIELD NEW JERSEY FUND, INC.	APRIL 30, 2016	7

Schedule of Investments (concluded)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$180,150	—	—	$180,150
Liabilities:
Bank overdraft	—	$(112,643)	—	(112,643)
TOB Trust Certificates	—	(39,562,302)	—	(39,562,302)
VRDP Shares	—	(102,200,000)	—	(102,200,000)

Total	$180,150	$(141,874,945)	—	$(141,694,795)

During the period ended April 30, 2016, there were no transfers between levels.

8	BLACKROCK MUNIYIELD NEW JERSEY FUND, INC.	APRIL 30, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield New Jersey Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock MuniYield New Jersey Fund, Inc.

Date: June 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock MuniYield New Jersey Fund, Inc.

Date: June 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock MuniYield New Jersey Fund, Inc.

Date: June 22, 2016